STOCK-BASED COMPENSATION PLANS Schedule of stock-based compensation expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-based compensation expense:
Stock-based compensation expense (reversal)	$ 19,834	$ 19,940
Continuing operations
Stock-based compensation expense:
Stock-based compensation expense (reversal)	19,247	17,953
Discontinued operations
Stock-based compensation expense:
Stock-based compensation expense (reversal)	587	1,987
Stock option plan
Stock-based compensation expense:
Stock-based compensation expense (reversal)	1,359	2,361
Restricted stock plan
Stock-based compensation expense:
Stock-based compensation expense (reversal)	18,475	17,579
Cost of sales | Continuing operations
Stock-based compensation expense:
Stock-based compensation expense (reversal)	369	319
Sales and marketing | Continuing operations
Stock-based compensation expense:
Stock-based compensation expense (reversal)	4,708	5,241
Research and development | Continuing operations
Stock-based compensation expense:
Stock-based compensation expense (reversal)	3,990	4,014
Administration | Continuing operations
Stock-based compensation expense:
Stock-based compensation expense (reversal)	$ 10,180	$ 8,379